29. EMPLOYEE BENEFIT PLANS (Details 3) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Remeasurements
Accrued benefit liabilities, at end of year	CAD 40,065	CAD 36,718
Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	302,973	292,097
Current service cost	5,984	5,997
Interest expense	11,853	11,692
Remeasurements
Actuarial losses arising from plan experience	2,886	(2,396)
Actuarial losses from change in demographic assumptions	13	28
Actuarial losses from changes in financial assumptions	17,503	4,052
Benefits paid	(10,519)	(9,477)
Contributions by plan participants	1,168	1,242
Foreign exchange	(246)	(149)
Other	62	(113)
Benefit obligation, at end of year	331,677	302,973
Change in fair value of plan assets
Contributions by plan participants	1,168	1,242
Interest income	11,853	11,692
Benefits paid	(10,519)	(9,477)
Plan assets [Member]
Change in benefit obligations
Interest expense	(10,342)	(9,959)
Remeasurements
Benefits paid	10,519	9,477
Contributions by plan participants	(1,168)	(1,242)
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(266,255)	(249,335)
Contributions by plan participants	(1,168)	(1,242)
Contributions by employer	(9,633)	(8,871)
Interest income	(10,342)	(9,959)
Benefits paid	10,519	9,477
Remeasurements
Return on plan assets, excluding interest income	(15,231)	(6,784)
Administrative costs	498	459
Fair value of plan assets, at end of year	(291,612)	(266,255)
Pension plans [Member]
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(266,255)
Remeasurements
Fair value of plan assets, at end of year	(291,612)	(266,255)
Accrued benefit liabilities, at end of year	16,169	14,330
Pension plans [Member] | Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	280,585	269,236
Current service cost	5,741	5,776
Interest expense	10,992	10,834
Remeasurements
Actuarial losses arising from plan experience	2,748	(1,415)
Actuarial losses from change in demographic assumptions
Actuarial losses from changes in financial assumptions	16,244	3,823
Benefits paid	(9,769)	(8,837)
Contributions by plan participants	1,168	1,242
Foreign exchange
Other	72	(74)
Benefit obligation, at end of year	307,781	280,585
Change in fair value of plan assets
Contributions by plan participants	1,168	1,242
Contributions by employer	(8,883)	(8,231)
Interest income	10,992	10,834
Benefits paid	(9,769)	(8,837)
Pension plans [Member] | Plan assets [Member]
Change in benefit obligations
Interest expense	(10,342)	(9,959)
Remeasurements
Benefits paid	9,769	8,837
Contributions by plan participants	(1,168)	(1,242)
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(266,255)	(249,335)
Contributions by plan participants	(1,168)	(1,242)
Contributions by employer	(8,883)	(8,231)
Interest income	(10,342)	(9,959)
Benefits paid	9,769	8,837
Remeasurements
Return on plan assets, excluding interest income	(15,231)	(6,784)
Administrative costs	498	459
Fair value of plan assets, at end of year	(291,612)	(266,255)
Other post-employment benefit plans [Member]
Remeasurements
Accrued benefit liabilities, at end of year	23,896	22,388
Other post-employment benefit plans [Member] | Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	22,388	22,861
Current service cost	243	221
Interest expense	861	858
Remeasurements
Actuarial losses arising from plan experience	138	(981)
Actuarial losses from change in demographic assumptions	13	28
Actuarial losses from changes in financial assumptions	1,259	229
Benefits paid	(750)	(640)
Contributions by plan participants
Foreign exchange	(246)	(149)
Other	(10)	(39)
Benefit obligation, at end of year	23,896	22,388
Change in fair value of plan assets
Contributions by plan participants
Interest income	861	858
Benefits paid	(750)	(640)
Other post-employment benefit plans [Member] | Plan assets [Member]
Remeasurements
Benefits paid	750	640
Change in fair value of plan assets
Fair value of plan assets, at beginning of year
Contributions by employer	(750)	(640)
Benefits paid	750	640
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year